NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Schedule of non-current assets and disposal group classified as held for sale
Non-current assets and disposal group classified as held for sale at December 31, 2024 and December 31, 2023, are detailed below:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current assets
Aircraft	29,063	100,658
Engines and rotables	75	2,012
Total	29,138	102,670

Schedule of fleet classified as non-current assets and disposal group
The detail of the fleet classified as non-current assets and disposal group classified as held for sale is as follows:

Aircraft	Model	As of December 31, 2024	As of December 31, 2023
Boeing 767	300F	2	3
Airbus A320 (*)	200	—	7
Airbus A319 (*)	100	2	28
Total		4	38
(*) As of December 31, 2024, 6 Airbus A320 aircraft and 26 Airbus A319 aircraft were reclassified to property, plant and equipment as a result of a sale and lease contract, (see Note 16).